Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value of Financial Instruments
Fair Value of Financial Instruments
7. Fair Value of Financial Instruments
The Company’s derivatives are required to be measured at fair value in the Company’s consolidated financial statements on a recurring basis. Derivatives are measured under a market approach, using prices obtained from a nationally recognized pricing service and pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy. As discussed in Note 2, the Company has elected to present the fair value of derivative assets and liabilities within the condensed consolidated balance sheets on a net basis by counterparty. The net derivative assets are included in other assets, and the net derivative liabilities, if any, are included in accrued expenses, deferred revenue and other liabilities on the condensed consolidated balance sheets.
The following table summarizes the net derivative balances recorded on the condensed consolidated balance sheets and provides information as if the Company had not elected to offset the asset and liability balances of the derivative instruments with each of its counterparties in accordance with the associated master International Swap and Derivatives Association agreement (in thousands):

	September 30, 2025	December 31, 2024
Derivative assets:
Net derivative assets presented in the condensed consolidated balance sheets	$7,426	$32,535
Gross amount of eligible offsetting recognized derivative liabilities	3,874	2,656

Gross amount of derivative assets	$11,300	$35,191

Derivative liabilities:
Net derivative liabilities presented in the condensed consolidated balance sheets	$(7,039)	$—
Gross amount of eligible offsetting recognized derivative assets	(3,874)	(2,656)

Gross amount of derivative liabilities	$(10,913)	$(2,656)

In addition to the disclosures for assets and liabilities required to be measured at fair value at the balance sheet date, companies are required to disclose the estimated fair values of all financial instruments, even if they are not carried at their fair value. The fair values of financial instruments are estimates based on market conditions and perceived risks at
Se
ptember
 30, 2025 and December 31, 2024. These estimates require management’s judgment and may not be indicative of the future fair values of the assets and liabilities.
Financial assets and liabilities for which the carrying values approximate their fair values include cash and cash equivalents, restricted cash, accounts receivable, accounts payable and tenant deposits. Generally, these assets and liabilities are short-term
in duration and are recorded at fair value on the condensed consolidated balance sheets. The Company believes the carrying value of the borrowings on its credit facility approximate fair value based on their nature, terms and variable interest rate. Additionally, the Company believes the current carrying values of its fixed-rate
loans receivable approximate fair values based on market quotes for comparable instruments or discounted cash flow analyses using estimates of the amount and timing of future cash flows, market rates and credit spreads.

The estimated fair values of the Company’s aggregate long-term debt obligations have been derived based on market observable inputs such as interest rates and discounted cash flow analyses using estimates of the amount and timing of future cash flows, market rates and credit spreads. These measurements are classified as Level 2 within the fair value hierarchy. At
September
 30, 2025, these debt obligations had an aggregate carrying value of $
6.5
 billion and an estimated fair value of $
6.7
 billion. At December 31, 2024, these debt obligations had an aggregate carrying value of $
5.8
 billion and an estimated fair value of $
5.8
 billion.

9. Fair Value of Financial Instruments
The Company’s derivatives are required to be measured at fair value in the Company’s consolidated financial statements on a recurring basis. Derivatives are measured under a market approach, using prices obtained from a nationally recognized pricing service and pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy. As discussed in Note 2, the Company has elected to present the fair value of derivative assets and liabilities within the consolidated balance sheets on a net basis by counterparty. The net derivative assets are included in other assets, and the net derivative liabilities, if any, are included in accrued expenses, deferred revenue and other liabilities on the consolidated balance sheets.
The following table summarizes the net derivative balances recorded on the consolidated balance sheets and provides information as if the Company had not elected to offset the asset and liability balances of the derivative instruments with each of its counterparties in accordance with the associated master International Swap and Derivatives Association agreement (in thousands):

	December 31,
	2024	2023
Derivative assets:
Net derivative assets presented in the consolidated balance sheets	$32,535	$20,208
Gross amount of eligible offsetting recognized derivative liabilities	2,656	6,262

Gross amount of derivative assets	$35,191	$26,470

Derivative liabilities:
Net derivative liabilities presented in the consolidated balance sheets	$—	$(4,815)
Gross amount of eligible offsetting recognized derivative assets	(2,656)	(6,262)

Gross amount of derivative liabilities	$(2,656)	$(11,077)

In addition to the disclosures for assets and liabilities required to be measured at fair value at the balance sheet date, companies are required to disclose the estimated fair values of all financial instruments, even if they are not carried at their fair value. The fair values of financial instruments are estimates based on market conditions and perceived risks at December 31, 2024 and 2023. These estimates require management’s judgment and may not be indicative of the future fair values of the assets and liabilities.
Financial assets and liabilities for which the carrying values approximate their fair values include cash and cash equivalents, restricted cash, accounts receivable, accounts payable and tenant deposits. Generally, these assets and liabilities are short-term
in duration and are recorded at fair value on the consolidated balance sheets. The Company believes the carrying value of the borrowings on its credit facility approximate fair value based on their nature, terms and variable interest rate. Additionally, the Company believes the current carrying values of its fixed-rate
loans receivable approximate fair values based on market quotes for comparable instruments or discounted cash flow analyses using estimates of the amount and timing of future cash flows, market rates and credit spreads.
The estimated fair values of the Company’s aggregate long-term debt obligations have been derived based on market observable inputs such as interest rates and discounted cash flow analyses using estimates of the amount and timing of future cash flows, market rates and credit spreads. These measurements are classified as Level 2 within the fair value hierarchy. At December 31, 2024, these debt obligations had an aggregate carrying value of $5.8 billion and an estimated fair value of $5.8 billion. At December 31, 2023, these debt obligations had an aggregate carrying value of $5.4 billion and an estimated fair value of $5.3 billion.